Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations [Abstract]
Sales	$ 2,195,434	$ 1,998,667
Cost of Goods Sold	2,783,204	2,439,759
Gross Loss	(587,770)	(441,092)
Operating Expenses:
Research and development expenses	377,777	526,460
Selling, general and administrative expenses	2,460,689	2,495,474
Total expenses	2,838,466	3,021,934
Loss from operations	(3,426,236)	(3,463,026)
Non-operating (revenue)/expense
Interest	626,223	185,765
Unrealized gain on change in fair value of derivative liabilities	(676,048)	0
Net loss before income taxes	(3,376,411)	(3,648,791)
Income taxes	(103,471)	(158,895)
Net loss	$ (3,272,940)	$ (3,489,896)
Net loss per common share - basic and diluted	$ (0.21)	$ (0.29)
Weighted average number of common shares - basic and diluted	15,345,605	12,229,680